SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of reconciliation of number of shares outstanding
Reconciliation of number of shares outstanding

Number of shares	2025	2024
Shares outstanding as of January 1st	553,631,196	384,499,607
Shares sold externally	—	167,670,000
Shares issued due to exercise of share options and vesting of RSUs and PSUs	4,036,191	1,461,589
Shares outstanding as of December 31st	557,667,387	553,631,196